Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plans [Abstract]
Total number of shares held by ESOP (in shares)	332,569	340,562
Number of ESOP shares allocated (in shares)	332,569	340,562
ESOP [Abstract]
Number of shares issued (in shares)	0	20,542
Fair value of stock contributed	$ 0	$ 500
Cash contributed	675	55
Total expense	675	555
Cash surrender value of life insurance contracts	41,615
Cash surrender value of annuity assets	1,690
Expected payments of covered individuals	10,490	10,054
Deferred Profit Sharing [Member]
Employee Benefit Plans [Abstract]
Contributions charged to expense	299	267
Supplemental Employee Retirement Plan [Member]
ESOP [Abstract]
Expenses related to plan	772	707
Postretirement Benefit [Member]
ESOP [Abstract]
Total postretirement payments accrued	$ 3,731	$ 3,570